Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
COMMON STOCK
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	150,000,000	150,000,000
Common stock, issued	82,448,529	71,724,104